Fair Value of Financial Assets and Liabilities - Reconciliations for Financial Assets and Liabilities Carried at Fair Value (Detail) - At fair value [member] - Level 3 [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Beginning balance	¥ 919,971	¥ 873,801
Total gains (losses), Included in profit or loss	(13,005)	141,755
Total gains (losses), Included in other comprehensive income	11,295	21,845
Purchases	215,995	230,009
Sales	(70,414)	(107,603)
Issuances	(56,316)	(391,051)
Settlement	109,726	150,516
Transfers into Level 3	12
Transfers out of Level 3	(87,783)	699
Ending balance	1,029,481	919,971
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	24,305	142,828
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(291,086)	(166,896)
Total gains (losses), Included in profit or loss	(20,742)	44,122
Total gains (losses), Included in other comprehensive income	2,129	2,057
Issuances	(56,316)	(391,051)
Settlement	180,995	215,304
Transfers out of Level 3		5,378
Ending balance	(185,020)	(291,086)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	13,496	44,898
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	10,395	(31)
Total gains (losses), Included in profit or loss	430	11,595
Total gains (losses), Included in other comprehensive income		12
Purchases	6,149	9,247
Sales	(10,166)	(9,736)
Settlement		(610)
Transfers out of Level 3	(648)	(82)
Ending balance	6,160	10,395
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	4,192	15,037
Derivatives [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(7,162)	(3,588)
Total gains (losses), Included in profit or loss	(1,514)	(3,759)
Purchases	554	316
Transfers out of Level 3	4,874	(131)
Ending balance	(3,248)	(7,162)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(959)	(3,473)
Derivatives [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	1,652	(5,341)
Total gains (losses), Included in profit or loss	(697)	6,944
Transfers out of Level 3	(5,522)	49
Ending balance	(4,567)	1,652
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(2,302)	6,314
Derivatives [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	15,384	7,132
Total gains (losses), Included in profit or loss	3,012	9,057
Purchases	5,595	8,931
Sales	(10,166)	(9,736)
Ending balance	13,825	15,384
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	7,693	12,567
Derivatives [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	521	1,766
Total gains (losses), Included in profit or loss	(371)	(647)
Total gains (losses), Included in other comprehensive income		12
Settlement		(610)
Ending balance	150	521
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(240)	(371)
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	728,897	594,227
Total gains (losses), Included in profit or loss	1,229	81,104
Total gains (losses), Included in other comprehensive income	301	207
Purchases	203,526	167,003
Sales	(42,670)	(52,261)
Settlement	(70,698)	(57,565)
Transfers out of Level 3	(84,917)	(3,818)
Ending balance	735,668	728,897
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(1,054)	77,548
Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	693,013	561,450
Total gains (losses), Included in profit or loss	(4,804)	81,856
Total gains (losses), Included in other comprehensive income	301	207
Purchases	157,152	155,295
Sales	(42,145)	(49,939)
Settlement	(69,317)	(53,086)
Transfers out of Level 3	(83,733)	(2,770)
Ending balance	650,467	693,013
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(6,742)	79,696
Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	35,884	32,777
Total gains (losses), Included in profit or loss	6,033	(752)
Purchases	46,374	11,708
Sales	(525)	(2,322)
Settlement	(1,381)	(4,479)
Transfers out of Level 3	(1,184)	(1,048)
Ending balance	85,201	35,884
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	5,688	(2,148)
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	468,713	447,605
Total gains (losses), Included in other comprehensive income	8,865	19,569
Purchases	5,380	53,759
Sales	(17,578)	(45,606)
Settlement	(571)	(6,613)
Transfers into Level 3	12
Transfers out of Level 3		(1)
Ending balance	464,821	468,713
Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	468,713	447,605
Total gains (losses), Included in other comprehensive income	8,865	19,569
Purchases	5,380	53,759
Sales	(17,578)	(45,606)
Settlement	(571)	(6,613)
Transfers into Level 3	12
Transfers out of Level 3		(1)
Ending balance	464,821	468,713
Others-liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	3,052	(1,104)
Total gains (losses), Included in profit or loss	6,078	4,934
Purchases	940
Transfers out of Level 3	(2,218)	(778)
Ending balance	7,852	3,052
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	¥ 7,671	¥ 5,345